CONVERTIBLE NOTES PAYABLE	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
CONVERTIBLE NOTES PAYABLE
CONVERTIBLE NOTES PAYABLE

NOTE 6 – CONVERTIBLE NOTES PAYABLE

The carrying value of convertible notes payable, net of discount, as of December 31, 2022 and June 30, 2022 was $5,850,000 and $3,936,185, respectively.

	December 31,	June 30,
Convertible Notes Payable	2022	2022
Convertible notes payable issued October 27, 2021 (0% interest) – Auctus Fund LLC	$5,850,000	$6,050,000
Total face value	5,850,000	6,050,000
Less unamortized discount	-	(2,113,815)
Carrying value	$5,850,000	$3,936,185

Between September 27, 2019 and August 10, 2021, the Company issued convertible notes payable with an aggregate face value of $892,300, of which $342,950 were issued by our subsidiary AAT. The notes have a coupon rate of 6% and maturity dates between three and six months. The agreements provided the holder has the option to convert the principal balance and any accrued interest to common stock of the Company. In the event the holder does not elect to convert the note prior to maturity, the note will automatically convert to common stock. Of the $892,300, $342,950 is convertible at $.0033 per share, $87,000 is convertible at $0.025 per share, $180,550 is convertible at $.03 per share, $31,800 is convertible at $0.003 per share, and the remaining $250,000 is convertible at $.06 per share. All these convertible notes payable have been converted as of December 31, 2021. During the six months ended December 31, 2021, the Company recorded amortization of debt discount related to these notes in the amount of $1,413,959 and interest expense of $4,014.

Auctus Fund, LLC Senior Secured Note

On October 27, 2021, the Company issued a convertible note payable with Auctus Fund, LLC (the “Auctus Note”) with the principal sum of $6,050,000, which amount is the $5,142,500 actual amount of the purchase price, hereof plus an original issue discount in the amount of $907,500 and to pay interest on the unpaid principal amount hereof at the rate of zero percent per annum from the issue date until the note becomes due and payable, and $433,550 for professional fees in completing the transactions. The note has a maturity date of twelve months. The agreement provides the holder has the option to convert the principal balance and any accrued interest to common stock of the Company at a conversion price of lesser of (i) $0.1187 or (ii) 75% of the offering price per share divided by the number of shares of common stock. The Auctus Note is secured by the grant of a first priority security interest in the assets of the Company.

In connection with the notes, the Company issued warrants indexed to an aggregate 50,968,828 shares of common stock. The warrants have a term of five years and an exercise price of $0.1187. The warrants were recorded at fair value of $2,777,081 to additional-paid-in-capital in accordance with ASC 815-10 based upon the allocation of the debt proceeds. The Company estimated the fair value of the warrants using a Black-Scholes option-pricing model, which is based, in part, upon subjective assumptions including but not limited to stock price volatility, the expected life of the warrants, the risk-free interest rate and the fair value of the common stock underlying the warrants. The Company estimates the volatility of its stock based on the average of three similar size public companies peer group historical volatility that is in line with the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon bond for a maturity similar to the expected remaining life of the warrants. The expected remaining life of the warrants is assumed to be equivalent to their remaining contractual term.

The Company was required to determine if the debt contained a beneficial conversion feature (“BCF”), which is based on the intrinsic value on the date of issuance. The Company recorded $2,365,419 conversion feature in additional paid-in capital. The BCF resulted in a debt discount and are amortized over the life of the note.

Effective July 26, 2022, the Company entered into an Amendment to Senior Secured Promissory Note (the “Amendment”) with Auctus Fund, LLC (“Auctus”) pursuant to which the parties agreed to amend the Company’s Senior Secured Convertible Promissory Note in the principal amount of $6,050,000 dated October 27, 2021 (the “Note”) issued to Auctus. The Amendment (i) extended the maturity date of the Note to November 1, 2022 and (ii) extended the dates for the completion of the acquisition of XTI Aircraft and the uplist of the Company’s common stock to a national securities exchange to November 1, 2022. In consideration of the Amendment, the Company agreed to (i) grant to Auctus a new Warrant to purchase 25,000,000 shares of Common Stock dated July 26, 2022 (the “Warrant”) at an exercise price of $0.09 per share; (ii) make a prepayment of the Note in the amount of $100,000; and (iii) cause a director of the Company to cancel his 10b-5(1) Plan. The Company tested the modification under ASC 470-50-40 to determine if the modification resulted in an extinguishment. It was determined the present value of the cash flows under the terms of the new debt instrument was at least 10 percent different from the present value of the remaining cash flows under the terms of the original instrument. As a result, the modification resulted in a loss on an extinguishment in the amount of $3,570,366. The loss on extinguishment was determined as follows:

Reacquisition Price:
Modified convertible debt instrument		5,950,000
Fair value of warrants		1,918,393
Cash payment		100,000
Carrying Value of Original Instrument
Original convertible debt instrument	6,050,000
Debt discount - warrant	(707,585)
Original issue discount	(341,692)
Debt discount - BCF	(602,696)
Carrying value of original debt		4,398,027
Loss on extinguishment		3,570,366

Effective December 27, 2022, the Company entered into an Amendment to Senior Secured Promissory Note (the “Amendment”) with Auctus Fund, LLC (“Auctus”) pursuant to which the parties agreed to amend the Company’s Senior Secured Convertible Promissory Note in the principal amount of $6,050,000 dated October 27, 2021 (the “Note”) issued to Auctus. The Amendment (i) extended the maturity date of the Note to March 15, 2023 and (ii) extended the dates for the completion of the acquisition of XTI Aircraft and the uplist of the Company’s common stock to a national securities exchange to March 15, 2023. In consideration of the Amendment, the Company agreed to (i) grant to Auctus a new Warrant to purchase 25,000,000 shares of Common Stock dated December 27, 2022 (the “Warrant”) at an exercise price of $0.09 per share; and (ii) make a prepayment of the Note in the amount of $50,000 on January 15, 2023 and $50,000 on February 15, 2023. The Company tested the modification under ASC 470-50-40 to determine if the modification resulted in an extinguishment. It was determined the present value of the cash flows under the terms of the new debt instrument was at least 10 percent different from the present value of the remaining cash flows under the terms of the original instrument. As a result, the modification resulted in a loss on an extinguishment in the amount of $689,621. The loss on extinguishment was determined as follows:

Reacquisition Price:
Modified convertible debt instrument	5,850,000
Fair value of warrants	689,621
Accrued Short-term Liability	100,000
Carrying Value of Original Instrument
Carrying value of original debt	5,950,000
Loss on extinguishment	689,621

For the six months ended December 31, 2022, the Company recorded $461,482 in amortization of debt discount related to the Auctus note. As of December 31, 2022 and June 30, 2022, the carrying value of the Auctus note was $5,850,000 and $3,936,185, respectively.

NOTE 7 – CONVERTIBLE NOTES PAYABLE

The carrying value of convertible notes payable, net of discount, as of June 30, 2022 and 2021 was $3,936,185 and $158,196, respectively.

	June 30,	June 30,
Convertible Notes Payable	2022	2021
Convertible notes payable issued January 5, 2021 (6% interest)	$-	$25,000
Convertible notes payable issued January 11, 2021 (6% interest)	-	142,550
Convertible notes payable issued August 9, 2021 (6% interest)	-	-
Convertible notes payable issued August 10, 2021 (6% interest)	-	-
Convertible notes payable issued October 27, 2021 (0% interest) – Auctus Fund LLC	6,050,000	-
Total face value	6,050,000	167,550
Less unamortized discount	(2,113,815)	(9,354)
Carrying value	$3,936,185	$158,196

Between September 27, 2019 and August 10, 2021, the Company issued convertible notes payable with an aggregate face value of $892,300, of which $342,950 were issued by our subsidiary AAT. The notes have a coupon rate of 6% and maturity dates between three and six months. The agreements provided the holder has the option to convert the principal balance and any accrued interest to common stock of the Company. In the event the holder does not elect to convert the note prior to maturity, the note will automatically convert to common stock. Of the $892,300, $342,950 is convertible at $.0033 per share, $87,000 is convertible at $0.025 per share, $180,550 is convertible at $.03 per share, $31,800 is convertible at $0.003 per share, and the remaining $250,000 is convertible at $.06 per share. All these convertible notes payable have been converted as of June 30, 2022 and $167,550 principal balance remaining as of June 30, 2021.

The Company evaluated the agreement under ASC 815 Derivatives and Hedging (“ASC 815”). ASC 815 generally requires the analysis embedded terms and features that have characteristics of derivatives to be evaluated for bifurcation and separate accounting in instances where their economic risks and characteristics are not clearly and closely related to the risks of the host contract. None of the embedded terms required bifurcation and liability classification. However, the Company was required to determine if the debt contained a beneficial conversion feature (“BCF”), which is based on the intrinsic value on the date of issuance.

In connection with the notes, the Company issued warrants indexed to an aggregate 8,848,333 shares of common stock. The warrants have a term of two years and an exercise price of $.025. The Company evaluated the warrants under ASC 815 Derivatives and Hedging (“ASC 815”) and determined that they did not require liability classification. The warrants were recorded in additional paid-in capital under their aggregate relative fair value of $156,225.

Auctus Fund, LLC Senior Secured Note

On October 27, 2021, the Company issued a convertible note payable with Auctus Fund, LLC (the “Auctus Note”) with the principal sum of $6,050,000, which amount is the $5,142,500 actual amount of the purchase price, hereof plus an original issue discount in the amount of $907,500 and to pay interest on the unpaid principal amount hereof at the rate of zero percent per annum from the issue date until the note becomes due and payable, and $433,550 for professional fees in completing the transactions. The note currently has a maturity date of February 15, 2023. The agreement provides the holder has the option to convert the principal balance and any accrued interest to common stock of the Company at a conversion price of lesser of (i) $0.1187 or (ii) 75% of the offering price per share divided by the number of shares of common stock. The Auctus Note is secured by the grant of a first priority security interest in the assets of the Company.

In connection with the notes, the Company issued warrants indexed to an aggregate 50,968,828 shares of common stock. The warrants have a term of five years and an exercise price of $0.1187. The warrants were recorded at fair value of $2,777,081 to additional-paid-in-capital in accordance with ASC 815-10 based upon the allocation of the debt proceeds. The Company estimated the fair value of the warrants using a Black-Scholes option-pricing model, which is based, in part, upon subjective assumptions including but not limited to stock price volatility, the expected life of the warrants, the risk-free interest rate and the fair value of the common stock underlying the warrants. The Company estimates the volatility of its stock based on the average of three similar size public companies peer group historical volatility that is in line with the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon bond for a maturity similar to the expected remaining life of the warrants. The expected remaining life of the warrants is assumed to be equivalent to their remaining contractual term.

The Company was required to determine if the debt contained a beneficial conversion feature (“BCF”), which is based on the intrinsic value on the date of issuance. The Company recorded $2,365,419 conversion feature in additional paid-in capital. The BCF resulted in a debt discount and are amortized over the life of the note.

The Company is in communication with Auctus Fund, LLC and is actively working on strategies to extinguish, extend or restructure the Senior Secured Promissory Note. No assurance can be made as to the results of such actions.

For the year ended June 30, 2022 and 2021, the Company recorded $4,629,089 and $303,942 in amortization of debt discount related to the notes. For the year ended June 30, 2022 and 2021, the Company recorded $138,943 and $7,409 in interest expense related to the notes, respectively. The balance of this note as of June 30, 2022 was $3,936,185.